Consolidated Statements of Comprehensive Income $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 TWD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 TWD ($) $ / shares	Dec. 31, 2021 TWD ($) $ / shares
Statement of comprehensive income [abstract]
Operating revenues	$ 222,533,000	$ 7,267,570	$ 278,705,264	$ 213,011,018
Operating costs	(144,789,162)	(4,728,581)	(152,940,887)	(140,961,389)
Gross profit	77,743,838	2,538,989	125,764,377	72,049,629
Operating expenses
Sales and marketing expenses	(3,225,154)	(105,328)	(4,182,929)	(4,671,599)
General and administrative expenses	(7,477,037)	(244,188)	(9,672,613)	(7,989,860)
Research and development expenses	(13,283,830)	(433,829)	(12,953,534)	(12,934,836)
Expected credit impairment gains (losses)	130,518	4,263	(2,723)	6,121
Subtotal	(23,855,503)	(779,082)	(26,811,799)	(25,590,174)
Net other operating income and expenses	4,002,326	130,709	5,339,647	5,226,831
Operating income	57,890,661	1,890,616	104,292,225	51,686,286
Non-operating income and expenses
Interest income	4,853,124	158,495	2,022,314	575,719
Other income	1,773,498	57,920	2,163,043	1,653,006
Other gains and losses	223,096	7,286	(1,134,540)	866,130
Finance costs	(1,570,374)	(51,286)	(1,866,329)	(1,962,930)
Share of profit or loss of associates and joint ventures	4,307,614	140,680	1,626,103	5,193,495
Bargain purchase gain in acquisition of equity investee	494,001	16,133	0	0
Exchange gain, net	478,784	15,636	2,522,844	484,726
Subtotal	10,559,743	344,864	5,333,435	6,810,146
Income from continuing operations before income tax	68,450,404	2,235,480	109,625,660	58,496,432
Income tax expense	(8,311,270)	(271,433)	(19,326,895)	(7,918,252)
Net income	60,139,134	1,964,047	90,298,765	50,578,180
Items that will not be reclassified subsequently to profit or loss
Remeasurements of defined benefit pension plans	402,234	13,136	296,804	(197,477)
Unrealized gains or losses from equity instruments investments measured at fair value through other comprehensive income	5,530,359	180,612	(4,646,064)	5,811,342
Share of other comprehensive income (loss) of associates and joint ventures which will not be reclassified subsequently to profit or loss	1,610,116	52,584	(1,694,965)	2,959,130
Income tax related to items that will not be reclassified subsequently	(414,395)	(13,533)	(6,999)	(417,076)
Subtotal	7,128,314	232,799	(6,051,224)	8,155,919
Items that may be reclassified subsequently to profit or loss
Exchange differences on translation of foreign operations	(2,386,278)	(77,932)	9,292,308	(4,741,016)
Share of other comprehensive income (loss) of associates and joint ventures which may be reclassified subsequently to profit or loss	(74,418)	(2,430)	91,442	(24,412)
Income tax related to items that may be reclassified subsequently	390,428	12,751	859,566	29,938
Subtotal	(2,070,268)	(67,611)	10,243,316	(4,735,490)
Total other comprehensive income (loss)	5,058,046	165,188	4,192,092	3,420,429
Total comprehensive income (loss)	65,197,180	2,129,235	94,490,857	53,998,609
Net income (loss) attributable to:
Shareholders of the parent	59,688,950	1,949,345	89,478,805	51,246,425
Non-controlling interests	450,184	14,702	819,960	(668,245)
Net income	60,139,134	1,964,047	90,298,765	50,578,180
Comprehensive income (loss) attributable to:
Shareholders of the parent	64,747,010	2,114,533	93,670,889	54,666,873
Non-controlling interests	450,170	14,702	819,968	(668,264)
Total comprehensive income (loss)	$ 65,197,180	$ 2,129,235	$ 94,490,857	$ 53,998,609
Earnings per share (NTD)
Earnings per share-basic | (per share)	$ 4.92	$ 0.16	$ 7.4	$ 4.27
Earnings per share-diluted | (per share)	$ 4.82	$ 0.16	$ 7.16	$ 4.19